Aircraft Sublease - Summary of Subleased Aircraft and the Amounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Aircraft sublease	R$ 70,193	R$ 76,199
Aircraft sublease	105,860	197,999
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	217,767	327,072
Accrued interest	(25,838)	(52,874)
Provision for losses relating to operating lease payments receivable	15,876	0
Net sublease	176,053	274,198
Aircraft sublease	70,193	76,199
Aircraft sublease	105,860	197,999
Aircraft | Year two
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	0	92,092
Aircraft | Year three
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	89,293	87,658
Aircraft | Year four
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	70,396	87,817
Aircraft | Year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	50,127	54,890
Aircraft | After year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	R$ 7,951	R$ 4,615